Reportable segments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [Abstract]
Disclosure of entity's operating segments [text block]

Operating segments for the year ended December 31, 2019	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	723,920	371,020	505,714	94,875	212,151	35,975	1,943,655	1,943,655	-	1,943,655
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues	723,920	371,020	505,714	94,875	212,151	35,975	1,943,655	1,943,655	-	1,943,655
Costs of sales	(573,808)	(230,468)	(306,250)	(63,590)	(176,199)	(33,288)	(1,383,603)	(1,383,603)	-	(1,383,603)
Administrative expenses	-	-	-	-	-	-	-	-	(117,180)	(117,180)
Interest expense	-	-	-	-	-	-	-	-	(76,939)	(76,939)
Depreciation and amortization expense	(68,007)	(43,533)	(45,443)	(6,885)	(37,862)	(534)	(202,264)	(202,264)	-	(202,264)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	9,786	9,786
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(110,019)	(110,019)
Income (loss) before taxes	150,112	140,552	199,464	31,285	35,952	2,687	560,052	560,052	(169,430)	390,622
Net profit	150,112	140,552	199,464	31,285	35,952	2,687	560,052	560,052	(279,449)	280,603
Assets	-	-	-	-	-	-	-	-	4,684,151	4,684,151
Equity-accounted investees	-	-	-	-	-	-	-	-	109,435	109,435
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	-	-	-	-	-	-	-	-	124,569	124,569
Increase of non-current assets	-	-	-	-	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-	-	-	2,549,679	2,549,679
Impairment loss recognized in profit or loss	-	-	-	-	-	-	-	-	(1,057)	(1,057)
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	426,971	426,971
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(485,471)	(485,471)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	105,896	105,896

Operating segments for the year ended December 31, 2018	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	781,751	324,972	734,801	108,267	267,474	48,538	2,265,803	2,265,803	-	2,265,803
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues	781,751	324,972	734,801	108,267	267,474	48,538	2,265,803	2,265,803	-	2,265,803
Costs of sales	(613,267)	(217,464)	(316,875)	(72,964)	(217,386)	(47,675)	(1,485,631)	(1,485,631)	-	(1,485,631)
Administrative expenses	-	-	-	-	-	-	-	-	(118,126)	(118,126)
Interest expense	-	-	-	-	-	-	-	-	(57,807)	(57,807)
Depreciation and amortization expense	(79,061)	(42,438)	(42,283)	(8,454)	(47,940)	(651)	(220,827)	(220,827)	-	(220,827)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	6,351	6,351
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(178,975)	(178,975)
Income (loss) before taxes	168,484	107,508	417,926	35,303	50,088	863	780,172	780,172	(159,134)	621,038
Net income (loss)profit	168,484	107,508	417,926	35,303	50,088	863	780,172	780,172	(338,109)	442,063
Assets	-	-	-	-	-	-	-	-	4,268,094	4,268,094
Equity-accounted investees	-	-	-	-	-	-	-	-	111,549	111,549
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	-	-	-	-	-	-	-	-	(15,028)	(15,028)
Increase of non-current assets	-	-	-	-	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-	-	-	2,130,292	2,130,292
Impairment loss recognized in profit or loss	-	-	-	-	-	-	-	-	2,967	2,967
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	524,839	524,839
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(187,004)	(187,004)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	(387,313)	(387,313)

Operating segments for the year ended December 31, 2017	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	697,251	252,123	644,573	135,578	379,326	48,472	2,157,323	2,157,323	-	2,157,323
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues	697,251	252,123	644,573	135,578	379,326	48,472	2,157,323	2,157,323	-	2,157,323
Costs of sales	(555,356)	(199,808)	(189,242)	(91,753)	(313,690)	(44,973)	(1,394,822)	(1,394,822)	-	(1,394,822)
Administrative expenses	-	-	-	-	-	-	-	-	(101,171)	(101,171)
Interest expense	-	-	-	-	-	-	-	-	(50,124)	(50,124)
Depreciation and amortization expense	(73,702)	(44,252)	(18,036)	(16,050)	(88,130)	(356)	(240,526)	(240,526)	-	(240,526)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	14,452	14,452
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(166,173)	(166,173)
Income (loss) before taxes	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(167,911)	594,590
Net income (loss)profit	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(334,084)	428,417
Assets	-	-	-	-	-	-	-	-	4,296,236	4,296,236
Equity-accounted investees	-	-	-	-	-	-	-	-	152,630	152,630
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	-	-	-	-	-	-	-	-	-	-
Increase of non-current assets	-	-	-	-	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-	-	-	2,048,768	2,048,768
Impairment loss recognized in profit or loss	(15,025)	335	1,112	(3,546)	(240)	(219)	(17,583)	(17,583)	(14,316)	(31,899)
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	758,272	758,272
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(248,067)	(248,067)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	(411,920)	(411,920)

Items in the statement of comprehensive income as of December 31, 2019	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	723,920	371,020	505,714	94,875	212,151	35,975	-	1,943,655
Cost of sales	(573,808)	(230,468)	(306,250)	(63,590)	(176,199)	(33,288)	-	(1,383,603)
Gross profit	150,112	140,552	199,464	31,285	35,952	2,687	-	560,052
Other income by function	-	-	-	-	-	-	18,218	18,218
Administrative expenses	-	-	-	-	-	-	(117,180)	(117,180)
Other expenses by function	-	-	-	-	-	-	(25,995)	(25,995)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	-	-	-	-	-	-	(1,057)	(1,057)
Other gains (losses)	-	-	-	-	-	-	(383)	(383)
Financial income	-	-	-	-	-	-	26,289	26,289
Financial costs	-	-	-	-	-	-	(76,939)	(76,939)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	9,786	9,786
Exchange differences	-	-	-	-	-	-	(2,169)	(2,169)
Profit (loss) before taxes	150,112	140,552	199,464	31,285	35,952	2,687	(169,430)	390,622
Income tax expense	-	-	-	-	-	-	(110,019)	(110,019)
Net profit (loss)	150,112	140,552	199,464	31,285	35,952	2,687	(279,449)	280,603

Items in the statement of comprehensive income as of December 31, 2018	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	781,751	324,972	734,801	108,267	267,474	48,538	-	2,265,803
Cost of sales	(613,267)	(217,464)	(316,875)	(72,964)	(217,386)	(47,675)	-	(1,485,631)
Gross profit	168,484	107,508	417,926	35,303	50,088	863	-	780,172
Other incomes by function	-	-	-	-	-	-	32,048	32,048
Administrative expenses	-	-	-	-	-	-	(118,126)	(118,126)
Other expenses by function	-	-	-	-	-	-	(36,907)	(36,907)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	-	-	-	-	-	-	2,967	2,967
Other gains (losses)	-	-	-	-	-	-	6,404	6,404
Financial income	-	-	-	-	-	-	22,533	22,533
Financial costs	-	-	-	-	-	-	(57,807)	(57,807)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	6,351	6,351
Exchange differences	-	-	-	-	-	-	(16,597)	(16,597)
Profit (loss) before taxes	168,484	107,508	417,926	35,303	50,088	863	(159,134)	621,038
Income tax expense	-	-	-	-	-	-	(178,975)	(178,975)
Net profit (loss)	168,484	107,508	417,926	35,303	50,088	863	(338,109)	442,063

Items in the statement of comprehensive income as of December 31, 2017	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	623,853	231,144	514,627	104,137	403,323	62,238	-	1,939,322
Cost of sales	(478,074)	(191,298)	(175,616)	(67,378)	(359,477)	(56,442)	-	(1,328,285)
Gross profit	145,779	39,846	339,011	36,759	43,846	5,796	-	611,037
Other incomes by function	-	-	-	-	-	-	15,202	15,202
Administrative expenses	-	-	-	-	-	-	(88,436)	(88,436)
Other expenses by function	-	-	-	-	-	-	(82,533)	(82,533)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	-	-	-	-	-	-	7,198	7,198
Other gains (losses)	-	-	-	-	-	-	679	679
Financial income	-	-	-	-	-	-	10,129	10,129
Financial costs	-	-	-	-	-	-	(57,498)	(57,498)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	13,047	13,047
Exchange differences	-	-	-	-	-	-	460	460
Net profit (loss) before taxes	145,779	39,846	339,011	36,759	43,846	5,796	(181,752)	429,285
Income tax expense	-	-	-	-	-	-	(132,965)	(132,965)
Net profit (loss)	145,779	39,846	339,011	36,759	43,846	5,796	(314,717)	296,320

Disclosure of geographical areas [text block]
The Company’s policy requires guarantees (such as letters of credit, guarantee clauses and others) and/or to maintain insurance policies for certain accounts as deemed necessary by the Company’s Management.

Items as of December 31, 2019	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	211,857	161,928	393,764	451,272	724,834	1,943,655
Investment accounted for under the equity method	-	(5,175)	42,243	14,669	57,698	109,435
Intangible assets other than goodwill	106,910	420	1,397	2,683	76,948	188,358
Goodwill	23,205	-	11,521	-	-	34,726
Property, plant and equipment, net	1,559,080	513	6,241	8,333	32,903	1,607,070
Other non-current assets	20,321	28	4	(624)	-	19,729
Non-current assets	1,709,516	(4,214)	61,406	25,061	167,549	1,959,318

Items as of December 31, 2018	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	189,349	180,189	479,664	471,515	945,086	2,265,803
Investment accounted for under the equity method	(6,588)	-	61,256	16,115	40,766	111,549
Intangible assets other than goodwill	110,544	1,215	238	152	77,201	189,350
Goodwill	22,535	86	11,521	724	-	34,866
Property, plant and equipment, net	1,445,349	347	4,451	3,098	1,578	1,454,823
Other non-current assets	17,111	23	-	(892)	11,297	27,539
Non-current assets	1,588,951	1,671	77,466	19,197	130,842	1,818,127